Accrued Expenses	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accrued Expenses	ACCRUED EXPENSES
Accrued expenses are comprised of the following:

(in thousands of $)	June 30, 2026	December 31, 2025
Vessel related (1)	(97,600)	(38,470)
Finance related (2)	(49,981)	(46,203)
Administrative related (3)	(17,632)	(16,946)
Accrued expenses	(165,213)	(101,619)
(1) “Vessel related” accrued expenses is comprised of engineering and yard-related conversion costs and vessel operating expenses such as crew wages, supplies, routine repairs, maintenance, lubricating oils and insurance. As of June 30, 2026, “Vessel related” accrued expenses included $53.6 million related to FLNG Esperanza conversion, $13.7 million related to long lead equipment for the fourth FLNG, $6.9 million related to FLNG Hilli redeployment, and $0.5 million related to carry-over FLNG Gimi commissioning works (December 31, 2025: $12.3 million, nil, nil and $5.8 million, respectively).
(2) “Finance related” accrued expenses comprised of accrued interest and finance charges in relation to our debt facilities (note 15).
(3) “Administrative related” accrued expenses comprised of general overhead, including personnel costs, legal and professional fees, costs associated with project development, property costs and other office and general expenses.